Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2070 Portfolio℠
March 31, 2025
VIP70-NPRT1-0525
1.9912182.100
Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	808	42,946
VIP Equity-Income Portfolio - Initial Class (a)	1,286	35,056
VIP Growth & Income Portfolio - Initial Class (a)	1,589	48,011
VIP Growth Portfolio - Initial Class (a)	808	71,047
VIP Mid Cap Portfolio - Initial Class (a)	328	10,965
VIP Value Portfolio - Initial Class (a)	1,375	24,398
VIP Value Strategies Portfolio - Initial Class (a)	861	12,083
TOTAL DOMESTIC EQUITY FUNDS (Cost $274,003)		244,506

Fixed-Income Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	5	48
Fidelity Long-Term Treasury Bond Index Fund (a)	3,446	32,804
VIP Investment Grade Bond II Portfolio - Initial Class (a)	20	191
TOTAL FIXED-INCOME FUNDS (Cost $32,777)		33,043

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	4,999	61,193
VIP Overseas Portfolio - Initial Class (a)	5,067	135,852
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $198,347)		197,045

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $505,127)	474,594
NET OTHER ASSETS (LIABILITIES) - 0.0%	(29)
NET ASSETS - 100.0%	474,565

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	49	1	-	-	-	48	5
Fidelity International Bond Index Fund	5,056	211	5,301	-	(46)	80	-	-
Fidelity Long-Term Treasury Bond Index Fund	33,334	2,315	4,143	317	(70)	1,368	32,804	3,446
VIP Contrafund Portfolio - Initial Class	45,498	4,652	3,577	1,430	(52)	(3,575)	42,946	808
VIP Emerging Markets Portfolio - Initial Class	65,960	3,026	12,126	-	466	3,867	61,193	4,999
VIP Equity-Income Portfolio - Initial Class	37,123	502	3,557	283	47	941	35,056	1,286
VIP Growth & Income Portfolio - Initial Class	50,918	1,595	4,101	513	21	(422)	48,011	1,589
VIP Growth Portfolio - Initial Class	75,405	8,288	5,772	905	(372)	(6,502)	71,047	808
VIP Investment Grade Bond II Portfolio - Initial Class	-	319	128	-	-	-	191	20
VIP Mid Cap Portfolio - Initial Class	11,688	1,539	1,002	531	(55)	(1,205)	10,965	328
VIP Overseas Portfolio - Initial Class	140,241	4,716	16,705	1,608	(138)	7,738	135,852	5,067
VIP Value Portfolio - Initial Class	26,086	2,120	2,101	1,031	(87)	(1,620)	24,398	1,375
VIP Value Strategies Portfolio - Initial Class	12,957	1,264	910	246	(71)	(1,157)	12,083	861
	504,266	30,596	59,424	6,864	(357)	(487)	474,594

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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